Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of consolidated financial statements

	June 30,	June 30,
	2019	2018

Cash	$307,320	$-
Short-term investments	4,078,244	-
Other current assets	551,299	-
Property and equipment, net	604,095	-
Deposits for plant, property and equipment	665,380	-
Other noncurrent assets	278,786	-
Total Assets	$6,485,124	$-

Due to MYT	$6,943,194	$-
Other current liabilities	262,034	-
Total Liabilities	$7,205,228	$-

	For the Years Ended June 30,
	2019	2018	2017

Revenue	$401,814	$-	$-
Net loss	$(724,687)	$-	$-